Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
NET LOSS	$ (5,062)	$ (7,225)	$ (22,209)	$ (29,216)
Other comprehensive income (expense), net of tax:
Foreign currency translation adjustment	2	58	19	(33)
COMPREHENSIVE LOSS	(5,060)	(7,167)	(22,190)	(29,249)
Comprehensive loss attributable to noncontrolling interest	(76)		(66)
COMPREHENSIVE LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (4,984)	$ (7,167)	$ (22,124)	$ (29,249)